Debt - Additional Information (Detail)										12 Months Ended
	Jun. 30, 2015 CAD	Mar. 06, 2015 USD ($)	Aug. 19, 2014 USD ($)	Nov. 12, 2013 USD ($) shares	Nov. 12, 2013 CAD shares	Nov. 10, 2011 USD ($)	Jun. 07, 2011 USD ($) shares $ / shares	Jun. 21, 2010 USD ($)	Jun. 21, 2010 CAD	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 CAD shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 CAD CAD / shares	Nov. 12, 2013 CAD CAD / shares
Debt Instrument [Line Items]
Proceeds from issuance of convertible debentures												$ 71,442,000
Issued costs										$ 5,800,000		$ 7,400,000
Debentures outstanding purchase price, percentage										101.00%	101.00%
Senior Secured Notes
Debt Instrument [Line Items]
Senior notes						$ 35,000,000
Senior notes additional year term						5 years
Maturity date						Nov. 10, 2016
Fixed coupon rate						4.246%
6.25% Convertible Debenture
Debt Instrument [Line Items]
Maturity date				Jun. 30, 2019	Jun. 30, 2019		Jun. 30, 2018
Interest rate				6.25%	6.25%		6.25%
Price per debenture				$ 1,000			$ 1,000
Proceeds from issuance of convertible debentures				71,400,000	CAD 75,000,000		60,000,000
Issued costs				$ 3,500,000			$ 3,000,000							CAD 3,600,000
Convertible debenture conversion price | (per share)							$ 9.50							CAD 9.05
Shares of common stock into which each $1,000 principal amount of notes may convert | shares				110.4972	110.4972		105.2632
Principal amount of each convertible note							$ 1,000							CAD 1,000
Debt instrument redemption date				Jun. 30, 2017	Jun. 30, 2017		Jun. 30, 2014
Consecutive trading days				20 days	20 days		20 days
6.25% Convertible Debenture | Minimum
Debt Instrument [Line Items]
Debt conversion premium percentage				125.00%	125.00%		125.00%
Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
Borrowing availability under the credit agreement										$ 172,800,000
Interest rate										4.00%	4.00%
Third Amended And Restated Credit Agreement | United States
Debt Instrument [Line Items]
Line of credit facility										$ 180,000,000
Third Amended And Restated Credit Agreement | Canada
Debt Instrument [Line Items]
Line of credit facility										$ 45,000,000
Third Amended And Restated Credit Agreement | Base Rate Loans
Debt Instrument [Line Items]
Interest base rate										3.25%	3.25%
Third Amended And Restated Credit Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate										0.1865%	0.1865%
Third Amended And Restated Credit Agreement | Minimum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument interest rate										0.50%	0.50%
Third Amended And Restated Credit Agreement | Minimum | Eurodollar Loans
Debt Instrument [Line Items]
Debt instrument interest rate										1.75%	1.75%
Third Amended And Restated Credit Agreement | Maximum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument interest rate										1.25%	1.25%
Third Amended And Restated Credit Agreement | Maximum | Eurodollar Loans
Debt Instrument [Line Items]
Debt instrument interest rate										2.50%	2.50%
Third Amended And Restated Credit Agreement | After Amendment
Debt Instrument [Line Items]
Debt instrument maturity description			The amendment extended the maturity date (previously due February 27, 2018) to August 19, 2019, or if earlier, 90 days prior to the maturity
Maturity date			Aug. 19, 2019
Line of credit facility			$ 225,000,000
Third Amended And Restated Credit Agreement | Before Amendment
Debt Instrument [Line Items]
Maturity date			Feb. 27, 2018
Line of credit facility			$ 165,000,000
Third Amended And Restated Credit Agreement | Accordion Feature
Debt Instrument [Line Items]
Line of credit facility			$ 100,000,000
Third Amended And Restated Credit Agreement | Accordion Feature | Maximum
Debt Instrument [Line Items]
Line of credit facility										$ 100,000,000
Original Term Loan | Senior Secured Notes
Debt Instrument [Line Items]
Maturity date						Dec. 14, 2011
Fixed coupon rate						5.941%
6.75% Convertible Debentures
Debt Instrument [Line Items]
Maturity date								Jun. 30, 2015	Jun. 30, 2015
Interest rate								6.75%	6.75%
Price per debenture | CAD									CAD 1,000
Proceeds from issuance of convertible debentures								$ 48,200,000	CAD 50,000,000
Convertible debenture conversion price | CAD / shares													CAD 7.25
Shares of common stock into which each $1,000 principal amount of notes may convert | shares										137.9310	137.9310
Principal amount of each convertible note | CAD													CAD 1,000
Debt instrument redemption date										Jun. 30, 2013	Jun. 30, 2013
Consecutive trading days										20 days	20 days
Debt conversion premium percentage										125.00%	125.00%
Convertible debenture converted	CAD 49,900,000	$ 40,100,000								$ 40,100,000	CAD 100,000
Shares issued upon conversion of convertible debenture | shares										18,342	18,342